Vanguard Variable Insurance Fund
Summary Prospectus

October 19, 2011

Money Market Portfolio	Total Stock Market Index Portfolio
Short-Term Investment-Grade Portfolio	Equity Index Portfolio
Total Bond Market Index Portfolio	Mid-Cap Index Portfolio
High Yield Bond Portfolio	Growth Portfolio
Conservative Allocation Portfolio	Capital Growth Portfolio
Moderate Allocation Portfolio	Small Company Growth Portfolio
Balanced Portfolio	International Portfolio
Equity Income Portfolio	REIT Index Portfolio
Diversified Value Portfolio

The Fund’s statutory Prospectus and Statement of Additional Information dated October 19, 2011, are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the
Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-522-5555 or by sending an e-mail request to online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Money Market Portfolio	1
Short-Term Investment-Grade Portfolio	3
Total Bond Market Index Portfolio	5
High Yield Bond Portfolio	7
Conservative Allocation Portfolio	9
Moderate Allocation Portfolio	11
Balanced Portfolio	13
Equity Income Portfolio	15
Diversified Value Portfolio	17
Total Stock Market Index Portfolio	19
Equity Index Portfolio	21
Mid-Cap Index Portfolio[1]	23
Growth Portfolio	25
Capital Growth Portfolio	28
Small Company Growth Portfolio	30
International Portfolio	32
REIT Index Portfolio[1]	34
1

Money Market Portfolio

Investment Objective

The Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.14%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Operating Expenses[1]	0.18%

1 Vanguard and the Portfolio's Board have agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Primary Investment Strategies

The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Portfolio is designed for investors with a low tolerance for risk; however, the Portfolio’s performance could be hurt by:

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Because the Portfolio’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Portfolio because it invests only in securities that are considered to be of high quality.

• Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry.

Because the Portfolio invests more than 25% of its assets in securities of companies in the financial services industry, the Portfolio’s performance will depend to a greater extent on the overall condition of that industry.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Money Market Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.47% (quarter ended March 31, 2001), and the lowest return for a quarter was 0.05% (quarter ended March 31, 2010).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Money Market Portfolio	0.23%	2.77%	2.53%
Citigroup 3-Month U.S. Treasury Bill Index
(reflects no deduction for fees or expenses)	0.13%	2.29%	2.25%

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

John C. Lanius, Portfolio Manager for Vanguard. He has managed the Portfolio since 2004.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Short-Term Investment-Grade Portfolio

Investment Objective

The Portfolio seeks to provide current income while maintaining limited price volatility.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.17%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 59%.

Primary Investment Strategies

The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody’s Investors Service, Inc., or by another independent rating agency or, if unrated, are determined to be of comparable quality by the advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s or another independent rating agency, or, if unrated, are determined to be of comparable quality by the advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Primary Risks

The Portfolio is designed for investors with a low tolerance for risk; however, you could still lose money by investing in it. The Portfolio’s performance could be hurt by:

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Portfolio because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Although the Portfolio invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Portfolio because it invests mainly in bonds that are considered high quality and, to a lesser extent, in bonds that are considered medium quality.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Short-Term Investment-Grade Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.92% (quarter ended June 30, 2009), and the lowest return for a quarter was –2.98% (quarter ended September 30, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Short-Term Investment-Grade Portfolio	5.22%	5.15%	4.77%
Barclays Capital U.S. 1-5 Year Credit Bond Index
(reflects no deduction for fees or expenses)	5.44%	5.62%	5.56%

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Gregory S. Nassour, CFA, Principal of Vanguard. He has managed the Portfolio since 2002.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Total Bond Market Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a broad, market-weighted bond index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.18%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 104%.

Primary Investment Strategies

The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year.

The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Portfolio’s investments will be selected through the sampling process, and at least 80% of the Portfolio’s assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Portfolio’s performance could be hurt by:

• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.

• Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Portfolio because it purchases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Portfolio because it invests only a portion of its assets in callable bonds and mortgage-backed securities.

• Index sampling risk, which is the chance that the securities selected for the Portfolio, in the aggregate, will not provide investment performance matching that of the Portfolio’s target index. Index sampling risk for the Portfolio should be low.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Total Bond Market Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.42% (quarter ended September 30, 2001), and the lowest return for a quarter was –2.56% (quarter ended June 30, 2004).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Total Bond Market Index Portfolio	6.50%	5.79%	5.60%
Comparative Indexes
(reflect no deduction for fees or expenses)
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Barclays Capital U.S. Aggregate Float Adjusted Index	6.58	—	—
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index	6.58	5.81	5.84

Investment Advisor

The Vanguard Group, Inc.

Portfolio Managers

William D. Baird, Portfolio Manager for Vanguard. He has co-managed the Portfolio since 2008.

Gregory Davis, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Portfolio since 2008.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

High Yield Bond Portfolio

Investment Objective
The Portfolio seeks to provide a high level of current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.25%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 38%.

Primary Investment Strategies

The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody’s Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders.

The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans that the Portfolio may invest in will be rated Baa or below by Moody’s; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio’s high-yield bonds and loans have mostly short- and intermediate-term maturities.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market, but with potentially greater volatility. The Portfolio’s performance could be hurt by:

• Credit risk, which is the chance that a bond or loan issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Portfolio because it invests mainly in bonds and loans with medium- and lower-range credit-quality ratings.

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. A Portfolio’s income declines when interest rates fall because the Portfolio then must invest in lower-yielding bonds. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.

• Interest rate risk, which is the chance that bond and loan prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Liquidity risk, which is the chance that the Portfolio could experience difficulties in valuing and selling illiquid high-yield bonds or loans. In the event that the Portfolio needs to sell a security during periods of infrequent trading of the security, it may not receive full value for the security.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — High Yield Bond Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.41% (quarter ended June 30, 2009), and the lowest return for a quarter was –14.60% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
High Yield Bond Portfolio	12.10%	6.04%	6.24%
Barclays Capital U.S. Corporate High-Yield Bond Index
(reflects no deduction for fees or expenses)	15.12%	8.91%	8.88%

Investment Advisor
Wellington Management Company, LLP

Portfolio Manager

Michael L. Hong, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management. He has managed the Portfolio since 2008.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Conservative Allocation Portfolio

Investment Objective

The Portfolio seeks to provide current income and low to moderate capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.20%[1]
Total Annual Operating Expenses	0.20%[1]
1 Calculated based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. The Portfolio has no operating history and therefore has no portfolio turnover information.

Primary Investment Strategies

The Portfolio invests in other Vanguard mutual funds, rather than in individual securities. The Portfolio follows a balanced investment approach by allocating approximately 60% of its assets to bonds and 40% to common stocks. The Portfolio’s targeted asset allocation among the underlying funds is:

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	60%
•	Vanguard Variable Insurance Fund Equity Index Portfolio	22%
•	Vanguard Total International Stock Index Fund	12%
•	Vanguard Extended Market Index Fund	6%

The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from its target allocation, the combination of the two underlying funds will equal 28% of the Portfolio’s assets in the aggregate.

Primary Risks

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Portfolio invests most of its assets in fixed income securities, the Portfolio’s overall level of risk should be relatively low.

• With approximately 60% of its assets allocated to bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk.

• With approximately 40% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Portfolio began operations on October 19, 2011, so performance information is not yet available.

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Duane F. Kelly, Principal of Vanguard. He has managed the Portfolio since its inception in 2011.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Moderate Allocation Portfolio

Investment Objective

The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.20%[1]
Total Annual Operating Expenses	0.20%[1]
1 Calculated based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$65

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. The Portfolio has no operating history and therefore has no portfolio turnover information.

Primary Investment Strategies

The Portfolio invests in other Vanguard mutual funds, rather than in individual securities. The Portfolio follows a balanced investment approach by allocating approximately 60% of its assets to common stocks and 40% to bonds. The Portfolio’s targeted asset allocation among the underlying funds is:

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	40%
•	Vanguard Variable Insurance Fund Equity Index Portfolio	34%
•	Vanguard Total International Stock Index Fund	18%
•	Vanguard Extended Market Index Fund	8%

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from its target allocation, the combination of the two underlying funds will equal 42% of the Portfolio’s assets in the aggregate.

The Portfolio’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Primary Risks

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because bonds usually are less volatile than stocks, and because the Portfolio invests a significant portion of its assets in bonds, the Portfolio’s overall level of risk should be moderate.

• With approximately 60% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/ regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 40% of its assets allocated to bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Portfolio began operations on October 19, 2011, so performance information is not yet available.

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Duane F. Kelly, Principal of Vanguard. He has managed the Portfolio since its inception in 2011.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Balanced Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation and reasonable current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.27%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.30%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 38%.

Primary Investment Strategies

The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

Primary Risks

The Portfolio is subject to several stock and bond market risks, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Portfolio’s bond holdings may counteract some of the volatility experienced by the Portfolio’s stock holdings.

• With approximately 60% to 70% of its assets allocated to stocks, the Portfolio is proportionately subject to stock risks: stock market risk, which is the chance that stock prices overall will decline; and investment style risk, which is the chance that returns from mid- and large-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• With approximately 30% to 40% of its assets allocated to bonds, the Portfolio is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. For mortgage-backed securities, this risk is known as prepayment risk.

• The Portfolio is also subject to manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite stock/bond index, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Balanced Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.60% (quarter ended June 30, 2009), and the lowest return for a quarter was –11.00% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Balanced Portfolio	11.02%	5.65%	6.26%
Comparative Indexes
(reflect no deduction for fees or expenses)
Standard & Poor’s 500 Index	15.06%	2.29%	1.41%
Composite Stock/Bond Index	12.97	3.74	3.39

Investment Advisor
Wellington Management Company, LLP

Portfolio Managers

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management. He has managed the bond portion of the Portfolio since 2003.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed the stock portion of the Portfolio since 2003.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.31%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Operating Expenses	0.35%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 40%.

Primary Investment Strategies

The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from mid- or large-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Equity Income Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Equity Income Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.14% (quarter ended September 30, 2009), and the lowest return for a quarter was –17.99% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Equity Income Portfolio	14.71%	3.15%	3.62%
Comparative Benchmarks
(reflect no deduction for fees or expenses)
FTSE High Dividend Yield Index	14.36%	2.29%	—%
Spliced Equity Income Index	14.36	2.44	3.85
Equity Income Funds Average	14.72	2.79	3.06

Investment Advisors
Wellington Management Company, LLP

The Vanguard Group, Inc.

Portfolio Managers

W. Michael Reckmeyer III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since 2007.

James P. Stetler, Principal of Vanguard. He has managed a portion of the Portfolio since 2003.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

Diversified Value Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.37%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.40%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12%.

Primary Investment Strategies

The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• Asset concentration risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Diversified Value Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.79% (quarter ended June 30, 2003), and the lowest return for a quarter was –20.32% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Diversified Value Portfolio	9.33%	1.83%	4.87%
Russell 1000 Value Index
(reflects no deduction for fees or expenses)	15.51%	1.28%	3.26%

Investment Advisor

Barrow, Hanley, Mewhinney & Strauss, LLC

Portfolio Manager

James P. Barrow, Founding Partner of Barrow, Hanley. He has managed the Portfolio since its inception in 1999.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Total Stock Market Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.20%
Total Annual Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12%.

Primary Investment Strategies

The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds—Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. Though the Portfolio seeks to track the index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Total Stock Market Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.95% (quarter ended June 30, 2009), and the lowest return for a quarter was –22.75% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
			Since
			Inception
			(Jan. 8,
	1 Year	5 Years	2003)
Total Stock Market Index Portfolio	17.11%	2.74%	7.27%
Comparative Indexes
(reflect no deduction for fees or expenses)
Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	7.55%
S&P Total Market Index	17.30	2.79	—
Spliced Total Market Index	17.30	2.79	7.30

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Duane F. Kelly, Principal of Vanguard. He has managed the Portfolio since its inception in 2003.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Equity Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

22

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.16%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12%.

Primary Investment Strategies

The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Portfolio seeks to track its target index, the Portfolio may underperform the overall stock market.

• Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Equity Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.95% (quarter ended June 30, 2009), and the lowest return for a quarter was –21.84% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Equity Index Portfolio	14.91%	2.24%	1.34%
Standard & Poor’s 500 Index
(reflects no deduction for fees or expenses)	15.06%	2.29%	1.41%

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Ryan E. Ludt, Principal of Vanguard. He has managed the Portfolio since 2000.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Mid-Cap Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

24

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.24%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Operating Expenses	0.28%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 22%.

Primary Investment Strategies

The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Portfolio seeks to track its target index, the Portfolio may underperform the overall stock market.

• Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Mid-Cap Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.44% (quarter ended September 30, 2009), and the lowest return for a quarter was –25.65% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Mid-Cap Index Portfolio	25.37%	4.33%	6.79%
Comparative Indexes
(reflect no deduction for fees or expenses)
S&P MidCap 400 Index	26.64%	5.74%	7.16%
MSCI US Mid Cap 450 Index	25.69	4.42	—
Spliced Mid Cap Index	25.69	4.42	6.84

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Donald M. Butler, CFA, Principal of Vanguard. He has managed the Portfolio since its inception in 1999.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Growth Portfolio

Investment Objective
The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.35%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Total Annual Operating Expenses	0.40%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 105%.

Primary Investment Strategies

The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

• Asset concentration risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of relevant market indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Growth Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.65% (quarter ended December 31, 2001), and the lowest return for a quarter was –31.21% (quarter ended March 31, 2001).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Growth Portfolio	11.81%	1.10%	–3.55%
Comparative Indexes
(reflect no deduction for fees or expenses)
Russell 1000 Growth Index	16.71%	3.75%	0.02%
Standard & Poor’s 500 Index	15.06	2.29	1.41

Investment Advisors
Delaware Management Company

Wellington Management Company, LLP

William Blair & Company, L.L.C.

Portfolio Managers

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, and Equity Analyst at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer–Focus Growth Equity at Delaware Management Company. He has co-managed a portion of the Portfolio since 2010.

Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since 2010.

James Golan, CFA, Principal and Portfolio Manager of William Blair & Company. He has co-managed a portion of the Portfolio since 2010.

Tracy McCormick, Principal and Portfolio Manager of William Blair & Company. She has co-managed a portion of the Portfolio since 2010.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

Capital Growth Portfolio

Investment Objective
The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.40%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Operating Expenses	0.44%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 7%.

Primary Investment Strategies

The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of large- and mid-capitalization stocks.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Capital Growth Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.63% (quarter ended June 30, 2003), and the lowest return for a quarter was –21.64% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010

			Since
			Inception
			(Dec. 3,
	1 Year	5 Years	2002)
Capital Growth Portfolio	13.08%	5.83%	10.05%
Standard & Poor’s 500 Index
(reflects no deduction for fees or expenses)	15.06%	2.29%	6.03%

Investment Advisor

PRIMECAP Management Company

Portfolio Managers

Howard B. Schow, Chairman Emeritus of PRIMECAP. He has co-managed the Portfolio since its inception in 2002. Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002. Joel P. Fried, President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Mitchell J. Milias, Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

M.	Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Small Company Growth Portfolio

Investment Objective
The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Portfolio. They are not direct costs paid by Portfolio shareholders and are not used to calculate the Portfolio’s net asset value. They have no impact on the costs associated with portfolio operations. Acquired Fund Fees and Expenses are not included in the Portfolio’s financial statements, which provide a clearer picture of a portfolio’s actual operating costs.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.37%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.02%
Total Annual Operating Expenses	0.43%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 62%.

Primary Investment Strategies

The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Small Company Growth Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.91% (quarter ended December 31, 2001), and the lowest return for a quarter was –25.40% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Small Company Growth Portfolio	31.79%	4.92%	5.83%
Russell 2500 Growth Index
(reflects no deduction for fees or expenses)	28.86%	5.63%	4.19%

Investment Advisors
Granahan Investment Management, Inc.

The Vanguard Group, Inc.

Portfolio Managers

John J. Granahan, CFA, Managing Director and Chairman of Granahan. He has co-managed a portion of the Portfolio since its inception in 1996.

Robert F. Granahan, CFA, Vice President of Granahan. He has co-managed a portion of the Portfolio since 2004.

Gary C. Hatton, CFA, Managing Director and Chief Investment Officer of Granahan. He has co-managed a portion of the Portfolio since its inception in 1996.

Jane M. White, Managing Director and Chief Operating Officer of Granahan. She has co-managed a portion of the Portfolio since 1996.

James P. Stetler, Principal of Vanguard. He has managed a portion of the Portfolio since 2008.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

International Portfolio

Investment Objective
The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.46%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Total Annual Operating Expenses	0.51%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 40%.

Primary Investment Strategies

The Portfolio invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Portfolio’s performance could be hurt by:

• Investment style risk, which is the chance that returns from non-U.S. growth stocks, and, to the extent that the Portfolio is invested in them, small- and mid-capitalization stocks, will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Portfolio may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of relevant market indexes, which have investment characteristics similar to those of the Portfolio. As of June 1, 2010, the Portfolio’s benchmark was changed to the MSCI All Country World Index (ACWI) ex USA, which is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity performance of developed and emerging markets excluding the United States. The MSCI ACWI ex USA is expected to be a more suitable index because it is more consistent with the Portfolio’s investment objective and strategies. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the MSCI Indexes are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.23% (quarter ended June 30, 2009), and the lowest return for a quarter was –23.31% (quarter ended December 31, 2008).

34
Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
International Portfolio	15.79%	6.26%	5.50%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI ACWI ex USA	11.60%	5.29%	5.97%
MSCI EAFE Index	7.75	2.46	3.50
Spliced International Index	8.13	2.53	3.54

Investment Advisors
Baillie Gifford Overseas Ltd.

M&G Investment Management Limited

Schroder Investment Management North America Inc.

Portfolio Managers

James K. Anderson, Chief Investment Officer, Partner of Baillie Gifford & Co., and Head of Global Equities. He has managed a portion of the Portfolio since 2003.

Greg Aldridge, Portfolio Manager at M&G. He has co-managed a portion of the Portfolio since 2008.

Graham French, Portfolio Manager at M&G. He has co-managed a portion of the Portfolio since 2008.

Virginie Maisonneuve, CFA, Head of Schroders’ Global and International Equities. She has co-managed a portion of the Portfolio since 2005.

Simon Webber, CFA, Fund Manager and Global Sector Specialist of Schroders’ Global and International Equities. He has co-managed a portion of the Portfolio since 2009.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

REIT Index Portfolio

Investment Objective

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.26%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Operating Expenses	0.30%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 17%.

Primary Investment Strategies

The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Portfolio could lose money over short or even long periods. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Portfolio’s performance could be hurt by:

• Industry concentration risk, which is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Because the Portfolio concentrates its assets in REIT stocks, industry concentration risk is high.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index may, at times, become focused in stocks of a limited number of companies. Because the Portfolio seeks to track its target index, the Portfolio may underperform the overall stock market.

• Interest rate risk, which is the chance that REIT stock prices overall will decline because of rising interest rates. Interest rate risk should be high for the Portfolio.

• Investment style risk, which is the chance that returns from REIT stocks—which typically are small- or mid-capitalization stocks—will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — REIT Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.45% (quarter ended September 30, 2009), and the lowest return for a quarter was –38.26% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
REIT Index Portfolio	28.25%	3.18%	10.38%
Comparative Indexes
(reflect no deduction for fees or expenses)
Dow Jones U.S. Total Stock Market Index	17.70%	3.17%	2.64%
MSCI US REIT Index	28.48	2.99	10.57
REIT Spliced Index	28.48	3.34	10.60

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Gerard C. O’Reilly, Principal of Vanguard. He has managed the Portfolio since its inception in 1999.

Tax Information

The tax consequences of your investment in the Portfolio depend on the provisions of the annuity or life insurance program through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance program through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

CFA® is a trademark owned by CFA Institute.

THESE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS DIRECT OR INDIRECT INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THESE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THESE FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE FUNDS OR THE ISSUER OR OWNER OF THESE FUNDS. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THESE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE CONSIDERATION INTO WHICH THESE FUND ARE REDEEMABLE. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THESE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THESE FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS OR COUNTERPARTIES, ISSUERS OF THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO ANY MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING WITHOUT LIMITATION LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s ®, S&P ® , S&P 500 ® , Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

This fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and its affiliates ("S&P"). S&P makes no representation, condition or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Standard & Poor’s 500 Index to track the performance of certain financial markets and/or sections thereof and/or of groups of assets or asset classes. S&P’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names and of the Standard & Poor’s 500 Index which is determined, composed and calculated by S&P without regard to The Vanguard Group, Inc. or the fund. S&P has no obligation to take the needs of The Vanguard Group, Inc. or the owners of the fund into consideration in determining, composing or calculating the Standard & Poor’s 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the Standard & Poor’s 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition or representation, express or implied, as to results to be obtained by The Vanguard Group, Inc., owners of the fund, or any other person or entity from the use of the Standard & Poor’s 500 Index or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the Standard & Poor’s 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Standard & Poor’s 500 Index or any data included therein, even if notified of the possibility of such damages.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SUMM 64 102011